Offerings	Sep. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Share, euro0.05 nominal value per share; 2025 Stock Option Plan
Amount Registered | shares	6,017,473
Proposed Maximum Offering Price per Unit	2.74
Maximum Aggregate Offering Price	$ 16,487,876.02
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,524.29
Offering Note
(1)
These shares may be represented by the Registrant’s American Depositary Shares, or ADS. Each ADS represents one Ordinary Share. ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to a separate Registration Statement on Form
F-6
(File
No. 333-202488).

(2)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “
Securities Act
”), this Registration Statement shall also cover any additional shares of Registrant’s Ordinary Shares that become issuable under the Registrant’s 2025 Stock Option Plan or the Registrant’s 2025 Free Shares Plan or by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding Ordinary Shares.

(3)
The shareholders authorization relating to the ordinary shares reserved for issuance upon stock option and free share grants covered by this Registration Statement restricts the aggregate number of ordinary shares issuable to an aggregate of 6,017,473 ordinary shares. Accordingly, notwithstanding the 12,034,946 ordinary shares registered on this Registration Statement, the aggregate amount issuable upon issuances cannot exceed 6,017,473 ordinary shares.

(4)	Represents Ordinary Shares reserved for future issuance upon the exercise of stock options issuable under the 2025 Stock Option Plan.
(6)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act based upon the price of $2.74 per ADS, which was the average of the high and low prices of the ADS as reported on NASDAQ for September 8, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Share, euro0.05 nominal value per share; 2025 Free Option Plan
Amount Registered | shares	6,017,473
Proposed Maximum Offering Price per Unit	2.74
Maximum Aggregate Offering Price	$ 16,487,876.02
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,524.29
Offering Note
(1)
These shares may be represented by the Registrant’s American Depositary Shares, or ADS. Each ADS represents one Ordinary Share. ADSs issuable upon deposit of the Ordinary Shares registered hereby were registered pursuant to a separate Registration Statement on Form
F-6
(File
No. 333-202488).

(2)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “
Securities Act
”), this Registration Statement shall also cover any additional shares of Registrant’s Ordinary Shares that become issuable under the Registrant’s 2025 Stock Option Plan or the Registrant’s 2025 Free Shares Plan or by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding Ordinary Shares.

(3)
The shareholders authorization relating to the ordinary shares reserved for issuance upon stock option and free share grants covered by this Registration Statement restricts the aggregate number of ordinary shares issuable to an aggregate of 6,017,473 ordinary shares. Accordingly, notwithstanding the 12,034,946 ordinary shares registered on this Registration Statement, the aggregate amount issuable upon issuances cannot exceed 6,017,473 ordinary shares.

(5)	Represents Ordinary Shares reserved for future issuance under the 2025 Free Share Plan.
(6)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act based upon the price of $2.74 per ADS, which was the average of the high and low prices of the ADS as reported on NASDAQ for September 8, 2025.